Closed Block (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Future policyholder benefits	$ 1,732	$ 1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26
Total liabilities	2,128	2,113
Assets:
Fixed maturity securities available-for-sale	1,511	1,424
Mortgage loans, net	183	210
Policy loans	164	170
Other assets	77	105
Total assets	1,935	1,909
Excess of reported liabilities over assets	193	204
Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	45	42
Adjustment to policyholder dividend obligation	(45)	(42)
Total
Maximum future earnings to be recognized from assets and liabilities	193	204
Fixed maturity securities available-for-sale:
Fair value	1,511	1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)
Net unrealized appreciation